Offerings - Offering: 1	Feb. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	7.125% Fixed-to-Fixed Reset Rate Junior Subordinated Notes due 2056
Amount Registered | shares	1,100,000,000
Maximum Aggregate Offering Price	$ 1,100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 151,910.00
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Table" in the registrant's Registration Statement on Form S-3 (File No. 333-281019).